SECURITIES AND EXCHANGE COMMISSION
                               FORM 13F COVER PAGE

             REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 1999

                   Check here if Amendment [ ]; Amendment No.

This Amendment

       [ ]  is a restatement
       [ ]  adds new holdings entries

 Institutional Investment Manager Filing this Report:

Name:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

Address: ONE PENN PLAZA,  NEW YORK,  NEW YORK  10119

================================================================================

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Joshua H. Landes

Title: Member, General Partner

Phone: (212) 760-0814

------------------------------------

New York, New York
February 14, 2000

Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         List of Other Managers Reporting for this Manager:

FORM 13F File Number 28-7006

Name:  WYNNEFIELD CAPITAL, INC.

                               Page 1 of 8 Pages

                              FORM 13F Summary Page

Report Summary:


Number of Other Managers:                               1


Form 13F Information Table Entry Total:               103


Form 13F Information Table Value Total:     $ 156,893,006
List of Other Included Managers:


         Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "none" and omit the column headings and list entries.]


No.  1

Form 13F  File Number  28 - 7006


Name: WYNNEFIELD CAPITAL, INC.


                               Page 2 of 8 Pages

                                    FORM 13F
                                                                                                                      --------------
                                         Name of Reporting Manager WYNNEFIELD CAPITAL MANAGEMENT, LLC                 (SEC USE ONLY)
                                                Name of Manager #1 WYNNEFIELD CAPITAL, INC.                           --------------
------------------------------------------------------------------------------------------------------------------------------------
       Item 1:      Item 2:   Item 3:        Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of       Title  CUSIP Number   Fair Market  Shares or        Investment Discretion
       Issuer       of Class                   Value     Principal        ---------------------    Managers Voting Authority(Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Ansaldo Signal NV      ORD    N05515106     1,202,000    663,300    X                           Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Royal Olympic Cruise   COM    V7780Z109     1,345,000    298,500    X                           Filer + #1   X
Lines Inc.
------------------------------------------------------------------------------------------------------------------------------------
Airgas  Inc.           COM    009363102     1,834,000    193,000    X                           Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Ambassadors Intl Inc.  COM    023178106     2,638,000    241,200                                Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Ampal Amern Israel     CL  A  032015109     1,588,000    150,000    X                           Filer + #1   X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Assisted Living        COM    04543L109       427,000    207,000    X                           Filer + #1   X
Concepts Inc.
------------------------------------------------------------------------------------------------------------------------------------
Audiovox Corp.         CL  A  050757103       565,000     18,600    X                           Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Autotote Corp          CL  A  053323101     1,235,000    380,000    X                           Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Avalon Hldgs Corp.     CL  A  05343P109        97,000     19,400    X                           Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Avatar Hldgs Inc.      COM    053494100     1,146,000     65,500    X                           Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Aviall Inc.   New      COM    05366B102     5,494,000    671,000    X                           Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
BI Incorporated        COM    055467203     1,576,000    208,400    X                           Filer + #1   X
                       NEW
------------------------------------------------------------------------------------------------------------------------------------
BTG Inc.               COM    05576J101       521,000     63,200    X                           Filer + #1   X
Baker J Inc.           COM    057232100     4,418,000    752,000    X                           Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Barrett Business       COM    068463100     4,132,000    623,686    X                           Filer + #1   X
Services Inc.
------------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises    COM    087851309       506,000     70,000    X                           Filer + #1   X
Inc.                   NEW
------------------------------------------------------------------------------------------------------------------------------------
Blonder Tongue Labs    COM    093698108     1,691,000    338,200    X                           Filer + #1   X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL                                     30,415,000  4,962,986
------------------------------------------------------------------------------------------------------------------------------------

                                                         Page 3 of 8 Pages

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:      Item 2:   Item 3:        Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of       Title  CUSIP Number   Fair Market  Shares or        Investment Discretion
       Issuer       of Class                   Value     Principal        ---------------------    Managers Voting Authority(Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Bolle Inc..            COM    097937106     2,104,000     415,597    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Brush Wellman Inc.     COM    117421107     1,345,000      80,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Calton Inc. New        COM    131380206        60,000      35,500    X                         Filer + #1    X
                       NEW
------------------------------------------------------------------------------------------------------------------------------------
CTB Intl Corp.         COM    125960104     2,844,000     484,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Tel       COM    203349105     8,078,000     153,875    X                         Filer + #1    X
Enterprises
------------------------------------------------------------------------------------------------------------------------------------
Continental            COM    211497102        45,000      34,000    X                         Filer + #1    X
Information Sys  New
------------------------------------------------------------------------------------------------------------------------------------
Covance Inc.           COM    222816100       541,000      50,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Crown Group Inc.       COM    228359105       137,000      29,200                              Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Crown Crafts Inc.      COM    228309100     1,207,000     419,700    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Datametrics Corp       COM    238085104       151,000     115,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Lo Co     COM    247357106       348,000      20,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Denali Inc.            COM    248221103       156,000      50,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Ducommun Inc.          COM    264147109     1,272,000     117,000    X                         Filer + #1    X
Del
------------------------------------------------------------------------------------------------------------------------------------
Dwyer Group Inc.       COM    267455103        33,000      15,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Ellis Perry Intl Inc.  COM    208853104     2,300,000     200,000    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Factory 2-U Inc.       COM    303072102       448,000      15,802    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Farrel Corp NEW        COM    311667109       113,000      64,700    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Find SVP Inc.          COM    317718302        53,000      26,300    X                         Filer + #1    X
                       NEW
------------------------------------------------------------------------------------------------------------------------------------
Firearms Training      CL  A  318120102         5,000      10,000    X                         Filer + #1    X
Sys Inc.
------------------------------------------------------------------------------------------------------------------------------------
First Aviation Svcs    COM    31865M108     9,029,000   1,828,592    X                         Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Foster L B. Co.        COM    350060109       176,000      36,200    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Gatx Corp              COM    361448103     2,315,000      68,600    X                         Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                      32,760,000   4,269,066
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:      Item 2:   Item 3:        Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of       Title  CUSIP Number   Fair Market  Shares or        Investment Discretion
       Issuer       of Class                   Value     Principal        ---------------------    Managers Voting Authority(Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
G-III Apparel Group    COM    36237H101       529,000       144,552      X                       Filer + #1   X
Ltd
------------------------------------------------------------------------------------------------------------------------------------
General                CL A   369385109     3,242,000       751,840      X                       Filer + #1   X
Communication Inc.
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp           COM    372917609       116,000        20,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Government Tech-       COM    383750106       932,000       363,750      X                       Filer + #1
nology Svcs Inc.
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos Inc.    COM    393657101       315,000        36,500      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.             COM    401617105       653,000        30,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Halsey Drug Co.        COM    406369108        22,000        23,500      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Harsco Corp            COM    415864107     1,270,000        40,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Hawk Corp              CL A   420089104        87,000        15,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Hello Direct Inc.      COM    423402106     3,702,000       251,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
ICO Hldgs Inc.         COM    449293109       471,000       314,200      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
IT Group Inc.          COM    465266104       664,000        72,300      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
JPS Packaging Co.      COM    46623H102       497,000       167,250      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Jackpot Enterprises    COM    466392107        83,000       100,000      X                       Filer + #1   X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores Inc.     CL B   47758P208     1,833,000       182,200      X                       Filer + #1   X
                       Non
                       -tg
------------------------------------------------------------------------------------------------------------------------------------
Kellstrom Inds Inc..   COM    488035106     2,900,000       320,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
LTV  Corp. New         COM    501921100        41,000        10,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Co.  COM    5210501;04      105,000        15,000      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Ladish Inc.            COM    505754200     1,892,000       291,017      X                       Filer + #1   X
                       NEW
------------------------------------------------------------------------------------------------------------------------------------
Marisa Christina Inc.  COM    570268102        95,000        52,600      X                       Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
McNaughton Apparel     COM    582524104     1,805,000       260,000      X                       Filer + #1
Grp Inc.
------------------------------------------------------------------------------------------------------------------------------------
Monmouth Cap Corp.     COM    609524105        77,000        30,275      X                       Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                      21,331,000     3,490,000
------------------------------------------------------------------------------------------------------------------------------------

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       Item 1:      Item 2:   Item 3:        Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of       Title  CUSIP Number   Fair Market  Shares or        Investment Discretion
       Issuer       of Class                   Value     Principal        ---------------------    Managers Voting Authority(Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake    COM    610236101       2,663,000     355,100      X                        Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Morton Industrial      CL A   619328107         560,000     113,010      X                        Filer + #1  X
Group
------------------------------------------------------------------------------------------------------------------------------------
Niagara Corp           COM    653349100       1,158,000     280,619      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Noodle Kidoodle Inc.   COM    655370104         244,000      50,000      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Olsten Corp.           COM    681385100       1,177,000     104,000      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Opticare Health Sys.   COM    68386P105         392,000     112,005      X                        Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Overland Data Inc.     COM    690213103       1,015,000     140,000      X                        Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Pboc Hldgs Inc         COM    69316G108       1,321,000     140,000      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
PMR Corp.              COM    693451106          31,000      10,000      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Packaged Ice Inx.      COM    695148106         179,000      55,000      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen    COM    718592108         318,000      38,200      X                        Filer + #1  X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Gold Intl      COM    719068108       1,144,000     415,950      X                        Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Global        COM    723465100          72,000      18,000      X                        Filer + #1  X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pricesmart Inc.E       COM    741511109      11,816,000     303,050      X                        Filer + #l
------------------------------------------------------------------------------------------------------------------------------------
Primark Corp           COM    741903108       1,947,000      70,000      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
RCN Corp               COM    749361101       3,349,000      69,150      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Railtex Inc.           COM    750766107       1,400,000      78,900      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Rankin Automotive      COM    753050103         105,000      52,575      X                        Filer + #1  X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
SCP Pool               COM    784020102       4,928,000     190,000      X                        Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Safety 1st;Inc.        COM    786475103       5,543,000     721,050      X                        Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp      COM    78648R203       2,376,000     210,000      X                        Filer + #1  X
NEW                    NEW
------------------------------------------------------------------------------------------------------------------------------------
Scheid Vineyards Inc.  CL A   806403101         363,000     100,000      X                        Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                        42,101,000   3,626,609
------------------------------------------------------------------------------------------------------------------------------------

                               Page 6 of 8 Pages

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       Item 1:      Item 2:   Item 3:        Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of       Title  CUSIP Number   Fair Market  Shares or        Investment Discretion
       Issuer       of Class                   Value     Principal        ---------------------    Managers Voting Authority(Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sequa Corporation      CL  A     817320104    3,673,000      68,100     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Sequa Corporation      CL  B     817320203      438,000       7,300     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Simon Transn Svcs      CL  A     828813105    2,703,000     450,500     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
SOS Staffing Svcs      COM       78462X104      701,000     165,000     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Specialty Catalog      COM       84748Q103    1,103,000     271,600     X                       Filer + #1    X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Sunsource Inc.         COM       867948101      170,000      40,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Sylvan Inc.            COM       871371100    8,156,000   1,019,486     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Tasty Baking Co.       COM       876553306    3,274,000     388,061     X                       Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
TBC CORP               COM       872180104      309,000      63,500     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Total Renal Care       COM       89151A107      669,000     100,000
Hldgs Inc.
------------------------------------------------------------------------------------------------------------------------------------
Triumph Group Inc.     COM       896818101      460,000     190,000     X                       Filer + #1    X
New
------------------------------------------------------------------------------------------------------------------------------------
Tropical Sportswear    COM       89708P102      810,000      51,000     X                       Filer + #1    X
Intl Corp.
------------------------------------------------------------------------------------------------------------------------------------
US Home & Garden Inc.  COM       902939107      138,000      50,000
------------------------------------------------------------------------------------------------------------------------------------
US Liquids Inc.        COM       902974104      628,000      75,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
US  Inds Inc. New      COM       912080108    2,590,000     185,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.            COM       92276F100    1,472,000     351,500     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
WHX  Corp              COM       929248102      405,000      45,000     X                       Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                        27,699,000   3,521,047
------------------------------------------------------------------------------------------------------------------------------------

                                Page 7 of 8 Pages

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       Item 1:      Item 2:   Item 3:        Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of       Title  CUSIP Number   Fair Market  Shares or        Investment Discretion
       Issuer       of Class                   Value     Principal        ---------------------    Managers Voting Authority(Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Wackenhut Corp.        COM Ser   929794303      206,006        20,000       X                   Filer + #1   X
                       B
------------------------------------------------------------------------------------------------------------------------------------
Westmoreland Coal Co   COM       960878106    2,303,000       708,700       X                   Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
Weston Roy F Inc.      Cl  A     961137106       78,000        38,000       X                   Filer + #1   X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         2,587,006       766,700
------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                 156,893,006    20,637,392
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

                                Page 8 of 8 Pages